Subsequent events	9 Months Ended
Sep. 30, 2018
Subsequent events
Subsequent events

16. Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date September 30, 2018 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.